MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2021
MARKETABLE SECURITIES
Schedule of marketable securities

	Average yield	June 30,	December 31,
	p.a. %	2021	2020
In local currency
Private funds	106.23 of CDI	16,559	175,317
Public titles measured at fair value through profit or loss	106.23 of CDI	539,382	444,712
Private Securities (CDBs/Compromised)	102.74 of CDI	1,888,145	1,585,605
Private Securities (CDBs) - Escrow Account (1)	102.78 of CDI	237,345	184,778
Other		4,181	6,445
		2,685,612	2,396,857

Current		2,448,267	2,212,079
Non-Current		237,345	184,778

1)

Includes escrow account, which will be released only after obtaining the applicable governmental approvals and compliance by the Company with the precedent conditions related to transactions with (i) CMPC Celulose Riograndense SA (“CMPC”) as a result of the Losango Project, for sale land and forests, whose agreement was signed in December 2012 and (ii) Turvinho, for the sale of rural properties (Note 1.2.2.).